BACKGROUND AND CRITICAL ACCOUNTING POLICIES - Policies - investments (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
At fair value
Financial instruments
Financial investments at fair value	£ 407,270	£ 378,134
Assets and liabilities at amortised cost for which fair value is disclosed
Financial instruments
Financial investments	£ 12,200